The prospectus containing information for the American Express Pinnacle Variable Annuity filed electronically in Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-82149 on Form N-4, filed on or about April 27, 2000, is incorporated by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITYsm

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   May 1, 2000

                           Revised as of July 21, 2000


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.



American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN  55474
800-333-3437

                                TABLE OF CONTENTS

Performance Information.................................................p.3

Calculating Annuity Payouts.............................................p.9

Rating Agencies.........................................................p.11

Principal Underwriter...................................................p.11

Independent Auditors....................................................p.11

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:                P =  a hypothetical initial payment of $1,000
                      T =  average annual total return
                      n =  number of years
                    ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A For Periods Ending Dec. 31, 1999

                                                             Performance Since
                                                            Commencement of the                 Performance Since
                                                                 Subaccount                 Commencement of the Fund**

                                                                     Since                                       Since
Subaccount    Investing In:                               1 Year   Commencement    1 Year  5 Years  10 Years   Commencement
----------    ----------------------------------------    ------   ------------    ------  -------  --------  -------------
              AXPSM VARIABLE PORTFOLIO -
PBCA2           Blue Chip Advantage Fund (11/99;9/99)*       %          6.42           --%     --%      --%         9.88%
PBND2           Bond Fund (11/99;10/81)                     --         -1.11          -1.99    5.07     7.31        9.13
PCMG2           Cash Management Fund (11/99;10/81)          --          1.96           3.85    3.86     3.56        5.29
PDEI2           Diversified Equity Income Fund              --         -0.16           --      --        --        -0.38
                (11/99;9/99)
PEXI2           Extra Income Fund (11/99;5/96)              --         -0.13          -3.80    --        --         3.19
PMGD2           Managed Fund (11/99;4/86)                   --          8.20          12.17   15.70    12.75       11.40
PNDM2           New Dimensions Fund(R)(11/99;5/96)           --         16.59          26.69    --        --        23.89
PSCA2           Small Cap Advantage Fund (11/99;9/99)       --         13.62           --      --        --        16.35
              AIM V.I.
PCAP2           Capital Appreciation Fund (11/99;5/93)      --         25.22          46.20   22.71     --         20.60
PVAL2           Value Fund (11/99;5/93)                     --         12.33          22.91   23.92     --         21.16
              FIDELITY VIP
PBAL2           III Balanced Portfolio (Service Class)      --         -1.01          -3.65   10.77     --         10.81
                (11/99;1/95)
PGRO2           Growth Portfolio (Service Class)            --         14.09          27.71   26.48    19.59       17.06
                (11/99;10/86)
PGRI2           III Growth & Income Portfolio (Service      --         -2.15          -2.17   --        --         16.55
                Class) (11/99;12/96)
PMDC2           III Mid Cap Portfolio (Service Class)       --         36.14          57.66   --        --         52.16
                (11/99;12/98)
              FRANKLIN TEMPLETON VIP TRUST
PSMC2           Franklin Small Cap Fund - Class 2           --         30.40          88.18   --        --         27.64
                (11/99;10/95)1
PVAS2           Franklin Value Securities Fund - Class      --          9.52           3.88   --        --        -10.00
                2 (11/99;5/98)1
PMSS2           Mutual Shares Securities Fund - Class 2     --          4.49           2.46   --        --          8.89
                (11/99;11/96)1
PINT2           Templeton International Securities Fund     --          2.68           5.75   13.62     --         12.45
                - Class 2 (11/99;5/92)2
              MFS(R)
PGIS2           Growth with Income Series (11/99;10/95)     --          3.65           0.88   --        --         17.84
PNDS2           New Discovery Series (11/99;4/98)           --         28.32          65.40   --        --         32.69
PTRS2           Total Return Series (11/99;1/95)            --          0.21          -1.68   12.50     --         13.25
PUTS2           Utilities Series (11/99;1/95)               --         12.98          26.02   24.12     --         23.93
              PUTNAM VARIABLE TRUST
PGIN2           Putnam VT Growth and Income Fund -          --         -5.06         -11.00   15.05    12.90       13.34
                Class IB Shares (11/99;2/88) ***
PINC2           Putnam VT Income Fund - Class IB Shares     --         -1.12          -2.80    4.71     6.45        6.12
                (11/99;2/88)++ ***
PIGR2           Putnam VT International Growth Fund -       --         17.33          40.34   --        --         24.37
                Class IB Shares (11/99;1/97)***
PVIS2           Putnam VT Vista Fund - Class IB             --         37.80          57.42   --        --         30.54
                (11/99;1/97)***

*    (Commencement date of the funds; Commencement date of the subaccounts)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
*** Each of the above Class IB shares commenced operations on April 30, 1998. For periods prior to the inception of Class IB shares, performance information for Class IB shares is based upon performance of the Fund's Class IA shares adjusted to reflect the fees paid by Class IB shares, including a 12b-1 fee of 0.15%.
++ Prior to April 9, 1999, was known as Putnam VT U.S. Government and High Quality Bond Fund.
1 Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
2 Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.


Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A For Periods Ending Dec. 31, 1999

                                                              Performance Since
                                                             Commencement of the                Performance Since
                                                                 Subaccount                 Commencement of the Fund**

                                                                         Since                                      Since
Subaccount    Investing In:                               1 Year    Commencement    1 Year  5 Years   10 Years   Commencement
----------   ------------------------------------------  --------  -------------   -------  -------   --------   ------------
               AXPSM VARIABLE PORTFOLIO -
PBCA2           Blue Chip Advantage Fund (11/99;9/99*)       %          -5.08         --%     --%      --%          1.88%
PBND2           Bond Fund (11/99;10/81)                     --          -8.47         -9.03     4.24    7.31        9.13
PCMG2           Cash Management Fund (11/99;10/81)          --          -7.10         -3.66     2.99    3.56        5.29
PDEI2           Diversified Equity Income Fund              --          -8.07         --       --      --          -7.58
                (11/99;9/99)
PEXI2           Extra Income Fund (11/99;5/96)              --          -8.05        -10.70    --      --           1.79
PMGD2           Managed Fund (11/99;4/86)                   --          -4.29          4.17    15.13   12.75       11.40
PNDM2           New Dimensions Fund(R)(11/99;5/96)           --          -0.63         18.69    --      --          23.09
PSCA2           Small Cap Advantage Fund (11/99;9/99)       --          -1.91         --       --      --           8.35
              AIM V.I.
PCAP2           Capital Appreciation Fund (11/99;5/93)      --           2.98         38.20    22.26   --          20.50
PVAL2           Value Fund (11/99;5/93)                     --          -2.47         14.91    23.50   --          21.07
              FIDELITY VIP
PBAL2           III Balanced Portfolio (Service Class)      --          -8.43        -10.55    10.10   --          10.32
                (11/99;1/95)
PGRO2           Growth Portfolio (Service Class)            --          -1.71         19.71    26.08   19.59       17.06
                (11/99;10/86)
PGRI2           III Growth & Income Portfolio (Service      --          -8.92         -9.19    --      --          15.27
                Class) (11/99;12/96)
PMDC2           III Mid Cap Portfolio (Service Class)       --           7.36         49.66    --      --          46.92
                (11/99;12/98)
              FRANKLIN TEMPLETON VIP TRUST
PSMC2           Franklin Small Cap Fund - Class 2           --          5.08          80.18    --      --          27.16
                (11/99;10/95)1
PVAS2           Franklin Value Securities Fund - Class      --          -3.70         -3.63    --      --         -13.32
                2 (11/99;5/98)1
PMSS2           Mutual Shares Securities Fund - Class 2     --          -5.94         -4.93    --      --           7.48
                (11/99;11/96)1
PINT2           Templeton International Securities Fund     --          -6.77         -1.91    13.02   --          12.45
                - Class 2 (11/99;5/92)2
              MFS(R)
PGIS2           Growth with Income Series (11/99;10/95)     --          -6.32         -6.39    --      --          17.22
PNDS2           New Discovery Series (11/99;4/98)           --           4.24         57.40    --      --          29.64
PTRS2           Total Return Series (11/99;1/95)            --          -7.90         -8.74    11.87   --          12.81
PUTS2           Utilities Series (11/99;1/95)               --          -2.19         18.02    23.69   --          23.63
              PUTNAM VARIABLE TRUST
PGIN2           Putnam VT Growth and Income Fund -          --         -10.19        -17.32    14.47   12.90       13.34
                Class IB Shares (11/99;2/88) ***
PINC2           Putnam VT Income Fund - Class IB Shares     --          -8.48         -9.78     3.87    6.45        6.12
                (11/99;2/88)++ ***
PIGR2           Putnam VT International Growth Fund -       --          -0.32         32.34    --      --          23.17
                Class IB Shares (11/99;1/97)***
PVIS2           Putnam VT Vista Fund - Class IB Shares      --           8.01         49.42    --      --          29.55
                (11/99;1/97)***


*    (Commencement date of the funds; Commencement date of the subaccounts)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
*** Each of the above Class IB shares commenced operations on April 30, 1998. For periods prior to the inception of Class IB shares, performance information for Class IB shares is based upon performance of the Fund's Class IA shares adjusted to reflect the fees paid by Class IB shares, including a 12b-1 fee of 0.15%.
++   Prior to April 9, 1999, was known as Putnam VT U.S.  Government and
     High Quality Bond Fund.
1 Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical results of Class shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
2 Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.


Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B For Periods Ending Dec. 31, 1999

                                                             Performance Since
                                                            Commencement of the                 Performance Since
                                                                 Subaccount                 Commencement of the Fund**

                                                                     Since                                          Since
Subaccount    Investing In:                               1 Year    Commencement    1 Year  5 Years   10 Years   Commencement
----------   -----------------------------------------   -------   --------------   ------  -------   --------   ------------
              AXPSM VARIABLE PORTFOLIO -
PBCA1           Blue Chip Advantage Fund (11/99;9/99)*       %          7.43           --%     --%      --%         9.81%
PBND1           Bond Fund (11/99;10/81)                     --         -1.24          -2.08     4.97    7.20        9.02
PCMG1           Cash Management Fund (11/99;10/81)          --          1.87           3.68     3.74    3.45        5.18
PDEI1           Diversified Equity Income Fund              --          0.26           --      --       --         -0.44
                (11/99;9/99)
PEXI1           Extra Income Fund (11/99;5/96)              --         -0.36          -3.98    --      --           3.06
PMGD1           Managed Fund (11/99;4/86)                   --          9.06          12.03    15.57   12.63       11.29
PNDM1           New Dimensions Fund(R)(11/99;5/96)           --         18.67          26.54    --      --          23.76
PSCA1           Small Cap Advantage Fund (11/99;9/99)       --         12.90          --       --      --          16.85
              AIM V.I.
PCAP1           Capital Appreciation Fund (11/99;5/93)      --         27.52          46.03    22.59   --          20.48
PVAL1           Value Fund (11/99;5/93)                     --         14.49          22.80    23.80   --          21.04
              FIDELITY VIP
PBAL1           III Balanced Portfolio (Service Class)      --         -0.39          -3.76    10.66   --          10.69
                (11/99;1/95)
PGRO1           Growth Portfolio (Service Class)            --         16.29          27.56    26.35   19.47       16.94
                (11/99;10/86)
PGRI1           III Growth & Income Portfolio (Service      --         -1.28          -2.29    --      --          16.43
                Class) (11/99;12/96)
PMDC1           III Mid Cap Portfolio (Service Class)       --         37.85          57.47    --      --          51.99
                (11/99;12/98)
              FRANKLIN TEMPLETON VIP TRUST
PSMC1           Franklin Small Cap Fund - Class 2           --         33.43          87.94    --      --          27.50
                (11/99;10/95)1
PVAS1           Franklin Value Securities Fund - Class      --          8.86           3.75    --      --         -10.11
                2 (11/99;5/98)1
PMSS1           Mutual Shares Securities Fund - Class 2     --          4.25           2.34    --      --           8.78
                (11/99;11/96)1
PINT1           Templeton International Securities Fund     --          3.89           5.637   13.51   --          12.34
                - Class 2 (11/99;5/92)2
              MFS(R)                                          --
PGIS1           Growth with Income Series (11/99;10/95)     --          4.26           0.77    --      --          17.72
PNDS1           New Discovery Series (11/99;4/98)           --         32.16          65.22    --      --          32.55
PTRS1           Total Return Series (11/99;1/95)            --          0.26          -1.78    12.39   --          13.14
PUTS1           Utilities Series (11/99;1/95)               --         14.87          25.91    24.00   --          23.81
              PUTNAM VARIABLE TRUST
PGIN1           Putnam VT Growth and Income Fund -          --         -4.28         -10.18    15.17   12.90       13.32
                Class IB Shares (11/99;2/88) ***
PINC1           Putnam VT Income Fund - Class IB Shares     --         -1.24          -2.81     4.63    6.36        6.02
                (11/99;2/88)++ ***
PIGR1           Putnam VT International Growth Fund -       --         21.02          40.23    --      --          24.26
                Class IB Shares (11/99;1/97)***
PVIS1           Putnam VT Vista Fund - Class IB Shares      --         41.18          57.30    --      --          30.42
                (11/99;1/97)***

*    (Commencement date of the funds; Commencement date of the subaccounts)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
*** Each of the above Class IB shares commenced operations on April 30, 1998. For periods prior to the inception of Class IB shares, performance information for Class IB shares is based upon performance of the Fund's Class IA shares adjusted to reflect the fees paid by Class IB shares, including a 12b-1 fee of 0.15%.
++ Prior to April 9, 1999, was known as Putnam VT U.S. Government and High Quality Bond Fund.
1 Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
2 Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.


Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B For Periods Ending Dec. 31, 1999

                                                            Performance Since
                                                            Commencement of the                 Performance Since
                                                                 Subaccount                 Commencement of the Fund**

                                                                    Since                                       Since
Subaccount    Investing In:                               1 Year   Commencement    1 Year  5 Years  10 Years   Commencement
----------    --------------------------------------     -------   -------------  ------- --------  --------   ------------
              AXPSM VARIABLE PORTFOLIO -
PBCA1           Blue Chip Advantage Fund (11/99;9/99)*       %         -5.08          --%     --%      --%          1.88%
PBND1           Bond Fund (11/99;10/81)                     --         -8.47          -9.03    4.24     7.31        9.13
PCMG1           Cash Management Fund (11/99;10/81)          --         -7.10          -3.66    2.99     3.56        5.29
PDEI1           Diversified Equity Income Fund              --         -8.07          --      --       --          -7.58
                (11/99;9/99)
PEXI1           Extra Income Fund (11/99;5/96)              --         -8.05         -10.70   --       --           1.79
PMGD1           Managed Fund (11/99;4/86)                   --         -4.29           4.17   15.13    12.75       11.40
PNDM1           New Dimensions Fund(R)(11/99;5/96)           --         -0.63          18.69   --       --          23.09
PSCA1           Small Cap Advantage Fund (11/99;9/99)       --         -1.91          --      --       --           8.35
              AIM V. I.
PCAP1           Capital Appreciation Fund (11/99;5/93)      --          2.98          38.20   22.26    --          20.50
PVAL1           Value Fund (11/99;5/93)                     --         -2.47          14.91   23.50    --          21.07
              FIDELITY VIP
PBAL1           III Balanced Portfolio (Service Class)      --         -8.43         -10.55   10.10    --          10.32
                (11/99;1/95)
PGRO1           Growth Portfolio (Service Class)            --         -1.71          19.71   26.08    19.59       17.06
                (11/99;10/86)
PGRI1           III Growth & Income Portfolio (Service      --         -8.92          -9.19   --       --          15.27
                Class) (11/99;12/96)
PMDC1           III Mid Cap Portfolio (Service Class)       --          7.36          49.66   --       --          46.92
                (11/99;12/98)
              FRANKLIN TEMPLETON VIP TRUST
PSMC1           Franklin Small Cap Fund - Class 2           --          6.29          79.94   --       --          27.02
                (11/99;10/95)1
PVAS1           Franklin Value Securities Fund - Class      --         -3.99          -3.75   --       --         -13.41
                2 (11/99;5/98)1
PMSS1           Mutual Shares Securities Fund - Class 2     --         -6.05          -5.05   --       --           7.36
                (11/99;11/96)1
PINT1           Templeton International Securities Fund     --         -6.22          -2.02   12.90    --          12.34
                - Class 2 (11/99;5/92)2
              MFS(R)
PGIS1           Growth with Income Series (11/99;10/95)     --         -6.05          -6.49   --       --          17.10
PNDS1           New Discovery Series (11/99;4/98)           --          5.78          57.22   --       --          29.50
PTRS1           Total Return Series (11/99;1/95)            --         -7.88          -8.84   11.75    --          12.69
PUTS1           Utilities Series (11/99;1/95)               --         -1.37          17.91   23.57    --          23.51
              PUTNAM VARIABLE TRUST
PGIN1           Putnam VT Growth and Income Fund -          --         -9.84         -16.56   14.60    12.90       13.32
                Class IB Shares (11/99;2/88) ***
PINC1           Putnam VT Income Fund - Class IB Shares     --         -8.53          -9.78    3.78     6.36        6.02
                (11/99;2/88)++ ***
PIGR1           Putnam VT International Growth Fund -       --          1.23          32.23   --       --          23.15
                Class IB Shares (11/99;1/97)***
PVIS1           Putnam VT Vista Fund - Class IB Shares      --          9.31          49.30   --       --          29.43
                (11/99;1/97)***

*    (Commencement date of the funds; Commencement date of the subaccounts)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
*** Each of the above Class IB shares commenced operations on April 30, 1998. For periods prior to the inception of Class IB shares, performance information for Class IB shares is based upon performance of the Fund's Class IA shares adjusted to reflect the fees paid by Class IB shares, including a 12b-1 fee of 0.15%.
++ Prior to April 9, 1999, was known as Putnam VT U.S. Government and High Quality Bond Fund.
1 Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
2 Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.

Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                               ERV - P
                                              ---------
                                                  P

where:        P =  a hypothetical initial payment of $1,000
            ERV =  Ending  Redeemable  Value of a  hypothetical  $1,000 payment made at the beginning of the one-, five-, or 10- year
                   (or other) period at the end of the one-,  five-, or 10- year
                   (or other) period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one-, five- and 10- year periods (or, if less, up to the life of the variable subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, all total return figures reflect the deduction of all other applicable charges (except premium taxes) including the contract administrative charge, the variable account administrative charge and the mortality and expense risk fee.

Calculation of Yield for Variable Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For subaccounts investing in money market funds, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period:
     (b) less, a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
     (d) multiplying the base period return by 365/7.

The subaccount's value includes:

     o    any declared dividends;
     o the value of any shares purchased with dividends paid during the period; and
     o    any dividends declared for such shares.

It does not include:
     o the effect of any applicable withdrawal charge; or o any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1


Annualized Yields based on the Seven-Day Period Ending Dec. 31, 1999

Subaccount                            Investing In                         Simple Yield       Compound Yield
PCMG1             AXPSM Variable Portfolio - Cash Management Fund             4.62%                  4.73%
PCMG2             AXPSM Variable Portfolio - Cash Management Fund             4.82                   4.93


You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guarantee yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period according to the following formula:

                            YIELD = 2[a-b + 1)6 - 1]
                                      ---
                                      cd

where:         a    = dividends and investment income earned during the period
               b    = expenses accrued for the period (net of reimbursements)
               c    = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d    = the maximum  offering price per  accumulation  unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund in which the subaccount invests.

Annualized Yields Based on 30-Day Period Ending Dec. 31, 1999

Subaccount                      Investing In                           Yield
----------                     ---------------                        -------
PBND1       AXPSM Variable Portfolio - Bond Fund                       7.44%
PBND2       AXPSM Variable Portfolio - Bond Fund                       7.44
PEXI1       AXPSM Variable Portfolio - Extra Income Fund              11.28
PEXI2       AXPSM Variable Portfolio - Extra Income Fund              11.19


CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your annuity on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o        the annuity unit value on the valuation date; by
o        the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o        the net investment factor; and
o        the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor
We determine the net investment factor by:

0 adding the fund's current net asset value per share, plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
0         dividing that sum by the previous  adjusted net asset value per share;
          and
0 subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the annuity. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the annuities.

             Rating agency                          Rating
            ---------------                        --------
               A.M. Best                              A+
                                                  (Superior)

             Duff & Phelps                           AAA

                Moody's                              Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $479,554. Commissions paid by AEL for the last year aggregated total $5,924,368.

The contract is new as of 1999, and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402). independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity (SM)

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts PBCA1, PBCA2, PBND1, PBND2, PCMG1, PCMG2, PDEI1, PDEI2, PEXI1, PEXI2, PMGD1, PMGD2, PNDM1, PNDM2, PSCA1, PSCA2, PCAP1, PCAP2,
PVAL1,  PVAL2,  PBAL1,  PBAL2,  PGRO1, PGRO2, PGRI1, PGRI2, PMDC1, PMDC2, PSMC1,
PSMC2, PVAS1, PVAS2, PMSS1, PMSS2, PINT1, PINT2, PGIS1, PGIS2, PNDS1, PNDS2, PTRS1, PTRS2, PUTS1, PUTS2, PGIN1, PGIN2, PINC1, PINC2, PIGR1, PIGR2, PVIS1 and PVIS2) as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account (as described above) at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Ernst & Young LLP
Minneapolis, Minnesota
March 17, 2000


American  Enterprise  Variable  Annuity  Account --  American  Express  Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 1999

                                                                            Segregated Asset Subaccounts
Assets                                             PBCA1         PBCA2         PBND1       PBND2          PCMG1          PCMG2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 260         $ 263         $ 261       $ 261          $ 261          $ 261
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 282         $ 282         $ 259       $ 259          $ 261          $ 261
Dividends receivable                                  --            --             2           2              1              1
Total assets                                         282           282           261         261            262            262
                                                     ---           ---           ---         ---            ---            ---

Net assets applicable to contracts in
accumulation period                                $ 282         $ 282         $ 261       $ 261          $ 262          $ 262
                                                   -----         -----         -----       -----          -----          -----
Accumulation units outstanding                       259           259           258         258            260            260
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.09         $1.09         $1.01       $1.01          $1.01          $1.01
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PDEI1         PDEI2         PEXI1       PEXI2          PMGD1          PMGD2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 261         $ 262         $ 261       $ 261          $ 273          $ 275
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 267         $ 267         $ 265       $ 265          $ 279          $ 279
Dividends receivable                                  --            --             2           2             --             --
                                                     ---           ---             -           -            ---            ---
Total assets                                         267           267           267         267            279            279
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 267         $ 267         $ 267       $ 267          $ 279          $ 279
                                                   -----         -----         -----       -----          -----          -----
Accumulation units outstanding                       262           262           259         259            259            259
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.02         $1.02         $1.03       $1.03          $1.08          $1.08
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PNDM1         PNDM2         PSCA1       PSCA2          PCAP1          PCAP2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 262         $ 266         $ 261       $ 260          $ 266          $ 271
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 296         $ 296         $ 282       $ 282          $ 317          $ 317
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         296           296           282         282            317            317
                                                     ===           ===           ===         ===            ===            ===


Net assets applicable to contracts in
accumulation period                                $ 296         $ 296         $ 282       $ 282          $ 317          $ 317
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       257           257           254         254            251            251
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.15         $1.15         $1.11       $1.11          $1.26          $1.26
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PVAL1         PVAL2         PBAL1       PBAL2          PGRO1          PGRO2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 264         $ 269         $ 195       $ 196          $ 194          $ 198
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 287         $ 287         $ 199       $ 199          $ 222          $ 222
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         287           287           199         199            222            222
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 287         $ 287         $ 199       $ 199          $ 222          $ 222
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       258           258           196         196            191            191
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.11         $1.11         $1.02       $1.02          $1.16          $1.16
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PGRI1         PGRI2         PMDC1       PMDC2          PSMC1          PSMC2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 195         $ 196         $ 196       $ 199          $ 260          $ 266
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 200         $ 200         $ 233       $ 233          $ 349          $ 349
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         200           200           233         233            349            349
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 200         $ 200         $ 233       $ 233          $ 349          $ 349
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       195           195           188         188            243            243
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.03         $1.03         $1.24       $1.24          $1.43          $1.43
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PVAS1         PVAS2         PMSS1       PMSS2          PINT1          PINT2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 259         $ 258         $ 260       $ 259          $ 260          $ 263
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 270         $ 270         $ 269       $ 269          $ 286          $ 286
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         270           270           269         269            286            286
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 270         $ 270         $ 269       $ 269          $ 286          $ 286
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       259           259           260         260            254            254
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.04         $1.04         $1.03       $1.03          $1.13          $1.13
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PGIS1         PGIS2         PNDS1       PNDS2          PTRS1          PTRS2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 260         $ 261         $ 265       $ 273          $ 260          $ 260
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 274         $ 274         $ 339       $ 339          $ 259          $ 259
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         274           274           339         339            259            259
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 274         $ 274         $ 339       $ 339          $ 259          $ 259
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       261           261           238         238            259            259
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.05         $1.05         $1.43       $1.43          $1.00          $1.00
                                                   =====         =====         =====       =====          =====          =====
See accompanying notes to financial statements.


Assets                                             PUTS1         PUTS2         PGIN1       PGIN2          PINC1          PINC2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 260         $ 264         $ 260       $ 259          $ 260          $ 259
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 291         $ 291         $ 254       $ 254          $ 257          $ 257
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         291           291           254         254            257            257
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 291         $ 291         $ 254       $ 254          $ 257          $ 257
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       255           255           262         262            258            258
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.14         $1.14         $0.97       $0.97          $0.99          $0.99
                                                   =====         =====         =====       =====          =====          =====


                                                                                                       Combined
                                                                                                       Variable
Assets                                             PIGR1         PIGR2         PVIS1       PVIS2        Account
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 260         $ 268         $ 284       $ 290       $ 13,176
                                                   -----         -----         -----       -----       --------
  at market value                                  $ 324         $ 324         $ 329       $ 329       $ 14,300
Dividends receivable                                  --            --            --          --             10
                                                     ---           ---           ---         ---             --
Total assets                                         324           324           329         329         14,310
                                                     ===           ===           ===         ===         ======

Net assets applicable to contracts in
accumulation period                                $ 324         $ 324         $ 329       $ 329       $ 14,310
                                                   =====         =====         =====       =====       ========
Accumulation units outstanding                       252           252           253         253
                                                     ===           ===           ===         ===
Net asset value per accumulation unit              $1.29         $1.29         $1.30       $1.30
                                                   =====         =====         =====       =====
See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity  Account --  American  Express  Pinnacle
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 1999

                                                                         Segregated Asset Subaccounts
Investment income                                PBCA11        PBCA22       PBND11        PBND22        PCMG11        PCMG22
Dividend income from mutual funds and portfolios  $--          $--           $ 3           $ 3           $ 2           $ 2
Mortality and expense risk fee                      1            1             1             1             1             1
                                                    -            -             -             -             -             -
Investment income (loss) - net                     (1)          (1)            2             2             1             1
                                                   ==           ==             =             =             =             =

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                              --           --            --            --            --            --
  Cost of investments sold                         --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        22           19            (2)           (2)           --            --
                                                   --           --            --            --           ---           ---
Net gain (loss) on investments                     22           19            (2)           (2)           --            --
                                                   --           --            --            --           ---           ---
Net increase (decrease) in net assets
resulting from operation                          $21         $ 18           $--           $--           $ 1           $ 1
                                                  ===         ====           ===           ===           ===           ===

1For the period Nov. 10, 1999  (commencement  of  operations)  to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                PDEI11       PDEI22       PEXI11        PEXI22        PMGD11        PMGD22
Dividend income from mutual funds and portfolios  $ 1          $ 1           $ 4           $ 4          $ 13          $ 13
Mortality and expense risk fee                      1            1             1             1             1             1
                                                    -            -             -             -             -             -
Investment income (loss) - net                     --           --             3             3            12            12
                                                  ===          ===             =             =            ==            ==

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                              --           --            --            --            --            --
  Cost of investments sold                         --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                         6            5             4             4             6             4
                                                    -            -             -             -             -             -
Net gain (loss) on investments                      6            5             4             4             6             4
                                                    -            -             -             -             -             -
Net increase (decrease) in net assets resulting
from operations                                   $ 6          $ 5           $ 7           $ 7          $ 18          $ 16
                                                  ===          ===           ===           ===          ====          ====

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                PNDM11       PNDM22       PSCA11        PSCA22        PCAP13        PCAP24
Dividend income from mutual funds and portfolios  $ 2          $ 2           $ 2           $ 2           $ 7           $ 7
Mortality and expense risk fee                      1            1             1             1             1             1
                                                    -            -             -             -             -             -
Investment income (loss) - net                      1            1             1             1             6             6
                                                    =            =             =             =             =             =

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                              --           --            --            --            --            --
  Cost of investments sold                         --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        34           30            21            22            51            46
                                                   --           --            --            --            --            --
Net gain (loss) on investments                     34           30            21            22            51            46
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operation                                   $ 35         $ 31          $ 22          $ 23          $ 57          $ 52
                                                 ====         ====          ====          ====          ====          ====

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.
3For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
4For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                PVAL11       PVAL22       PBAL11        PBAL22        PGRO11        PGRO22
Dividend income from mutual funds and portfolios  $ 5          $ 5           $--           $--           $--           $--
Mortality and expense risk fee                      1            1            --            --             1             1
                                                    -            -            --            --             -             -
Investment income (loss) - net                      4            4            --            --            (1)           (1)
                                                    =            =           ===           ===             ==            ==

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                              --            1             1            --             1            --
  Cost of investments sold                         --            1             1            --             1            --
                                                  ---            -             -           ---             -           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        23           18             4             3            28            24
                                                   --           --             -             -            --            --
Net gain (loss) on investments                     23           18             4             3            28            24
                                                   --           --             -             -            --            --
Net increase (decrease) in net assets resulting
from operation                                   $ 27         $ 22           $ 4           $ 3          $ 27          $ 23
                                                 ====         ====           ===           ===          ====          ====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                               PGRI11        PGRI22       PMDC11        PMDC22        PSMC11        PSMC22
Dividend income from mutual funds and portfolios  $--          $--           $ 1           $ 1           $--           $--
Mortality and expense risk fee                     --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Investment income (loss) - net                     --           --             1             1            --            --
                                                  ---          ---            --            --           ---           ---


Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                               1           --            --            --            --            --
  Cost of investments sold                          1           --            --            --            --            --
                                                   --          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                         5            4            37            34            89            83
                                                    -            -            --            --            --            --
Net gain (loss) on investments                      5            4            37            34            89            83
                                                    -            -            --            --            --            --
Net increase (decrease) in net assets resulting
from operations                                   $ 5          $ 4          $ 38          $ 35          $ 89          $ 83
                                                  ===          ===          ====          ====          ====          ====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                PVAS11       PVAS22       PMSS11        PMSS22        PINT11        PINT22
Dividend income from mutual funds and portfolios  $--          $--           $--           $--           $--           $--
Mortality and expense risk fee                      1            1            --            --            --            --
Investment income (loss) - net                     (1)          (1)           --            --            --            --

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                               1           --            --            --            --            --
  Cost of investments sold                          1           --            --            --            --            --
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        11           12             9            10            26            23
                                                   --           --             -            --            --            --
Net gain (loss) on investments                     11           12             9            10            26            23
                                                   --           --             -            --            --            --
Net increase (decrease) in net assets resulting
from operation                                   $ 10         $ 11           $ 9          $ 10          $ 26          $ 23
                                                 ====         ====           ===          ====          ====          ====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                               PGIS11       PGIS22       PNDS11        PNDS22        PTRS11        PTRS22
Dividend income from mutual funds and portfolios  $--          $--           $ 6           $ 6           $--           $--
Mortality and expense risk fee                     --           --             1             1            --            --
                                                  ---          ---           ---           ---           ---           ---
Investment income (loss) - net                     --           --             5             5            --            --
                                                  ===          ===           ===           ===           ===           ===

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                              --           --            --             1            --            --
  Cost of investments sold                         --           --            --             1            --            --
                                                  ---          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        14           13            74            66            (1)           (1)
                                                   --           --            --            --            --            --
Net gain (loss) on investments                     14           13            74            66            (1)           (1)
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operation                                   $ 14         $ 13          $ 79          $ 71          $ (1)         $ (1)
                                                 ====         ====          ====          ====          ====          ====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                PUTS11       PUTS22       PGIN11        PGIN22        PINC11        PINC22
Dividend income from mutual funds and portfolios  $--          $--           $--           $--           $--           $--
Mortality and expense risk fee                     --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Investment income (loss) - net                     --           --            --            --            --            --
                                                  ===          ===           ===           ===           ===           ===


Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                              --           --            --            --            --            --
  Cost of investments sold                         --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        31           27            (6)           (5)           (3)           (2)
                                                   --           --            --            --            --            --
Net gain (loss) on investments                     31           27            (6)           (5)           (3)           (2)
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operation                                   $ 31         $ 27          $ (6)         $ (5)         $ (3)         $ (2)
                                                 ====         ====          ====          ====          ====          ====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.



                                                                                                     Combined
                                                                                                     Variable
Investment income                                PIGR11       PIGR22       PVIS11        PVIS22       Account
Dividend income from mutual funds and portfolios  $--          $--          $ 24          $ 24         $ 140
Mortality and expense risk fee                     --           --            --            --            26
                                                  ---          ---           ---           ---           ---
Investment income (loss) - net                     --           --            24            24           114
                                                  ===          ===            ==            ==           ===

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                              --            1            --            --             7
  Cost of investments sold                         --            1            --            --             7
                                                  ---          ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        64           56            45            39         1,124
                                                   --           --            --            --         -----
Net gain (loss) on investments                     64           56            45            39         1,124
                                                   --           --            --            --         -----
Net increase (decrease) in net assets resulting
from operation                                   $ 64         $ 56          $ 69          $ 63       $ 1,238
                                                 ====         ====          ====          ====       =======

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity  Account --  American  Express  Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                        Segregated Asset Subaccounts
Operations                                       PBCA11       PBCA22       PBND11        PBND22        PCMG11        PCMG22
Investment income (loss) - net                   $ (1)        $ (1)          $ 2           $ 2           $ 1           $ 1
Net change in unrealized appreciation or
depreciation of investments                        22           19            (2)           (2)           --            --
                                                   --           --            --            --           ---           ---
Net increase (decrease) in net assets resulting
from operations                                    21           18            --            --             1             1
                                                   ==           ==           ===           ===             =             =

Contract transactions
Contract purchase payments                        261          264           261           261           261           261
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 282        $ 282         $ 261         $ 261         $ 262         $ 262
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        259          259           258           258           260           260
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  259          259           258           258           260           260
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.


Operations                                       PDEI11       PDEI22       PEXI11        PEXI22        PMGD11        PMGD22
Investment income (loss) - net                    $--          $--           $ 3           $ 3          $ 12          $ 12
Net change in unrealized appreciation or
depreciation of investmeets                         6            5             4             4             6             4
                                                    -            -             -             -             -             -
Net increase (decrease) in net assets resulting
from operations                                     6            5             7             7            18            16
                                                    =            =             =             =            ==            ==

Contract transactions
Contract purchase payments                        261          262           260           260           261           263
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 267        $ 267         $ 267         $ 267         $ 279         $ 279
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        262          262           259           259           259           259
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  262          262           259           259           259           259
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.


Operations                                       PNDM11       PNDM22       PSCA11        PSCA22        PCAP13        PCAP24
Investment income (loss) - net                    $ 1          $ 1           $ 1           $ 1           $ 6           $ 6
Net change in unrealized appreciation or
depreciation of investments                        34           30            21            22            51            46
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operations                                    35           31            22            23            57            52
                                                   ==           ==            ==            ==            ==            ==

Contract transactions
Contract purchase payments                        261          265           260           259           260           265
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 296        $ 296         $ 282         $ 282         $ 317         $ 317
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        257          257           254           254           251           251
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  257          257           254           254           251           251
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.
3For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
4For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Operations                                       PVAL11       PVAL22       PBAL11        PBAL22        PGRO11        PGRO22
Investment income (loss) - net                    $ 4          $ 4           $--           $--          $ (1)         $ (1)
Net change in unrealized appreciation or
depreciation of investments                        23           18             4             3            28            24
                                                   --           --             -             -            --            --
Net increase (decrease) in net assets resulting
from operations                                    27           22             4             3            27            23
                                                   ==           ==             =             =            ==            ==

Contract transactions
Contract purchase payments                        260          265           195           196           195           199
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 287        $ 287         $ 199         $ 199         $ 222         $ 222
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        258          258           196           196           191           191
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  258          258           196           196           191           191
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Operations                                      PGRI11       PGRI22        PMDC11        PMDC22        PSMC11        PSMC22
Investment income (loss) - net                    $--          $--           $ 1           $ 1           $--           $--
Net change in unrealized appreciation or
depreciation of investments                         5            4            37            34            89            83
                                                    -            -            --            --            --            --
Net increase (decrease) in net assets resulting
fromm operations                                    5            4            38            35            89            83
                                                    =            =            ==            ==            ==            ==

Contract transactions
Contract purchase payments                        195          196           195           198           260           266
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 200        $ 200         $ 233         $ 233         $ 349         $ 349
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        195          195           188           188           243           243
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  195          195           188           188           243           243
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Operations                                       PVAS11       PVAS22       PMSS11        PMSS22        PINT11        PINT22
Investment income (loss) - net                   $ (1)        $ (1)          $--           $--           $--           $--
Net change in unrealized appreciation or
depreciation of investments                        11           12             9            10            26            23
                                                   --           --             -            --            --            --
Net increase (decrease) in net assets resulting
from operations                                    10           11             9            10            26            23
                                                   ==           ==             =            ==            ==            ==

Contract transactions
Contract purchase payments                        260          259           260           259           260           263
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 270        $ 270         $ 269         $ 269         $ 286         $ 286
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        259          259           260           260           254           254
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  259          259           260           260           254           254
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Operations                                       PGIS11       PGIS22       PNDS11        PNDS22        PTRS11        PTRS22
Investment income (loss) - net                    $--          $--           $ 5           $ 5           $--           $--
Net change in unrealized appreciation or
depreciation of investments                        14           13            74            66            (1)           (1)
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operations                                    14           13            79            71            (1)           (1)
                                                   ==           ==            ==            ==            ==            ==

Contract transactions
Contract purchase payments                        260          261           260           268           260           260
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 274        $ 274         $ 339         $ 339         $ 259         $ 259
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        261          261           238           238           259           259
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  261          261           238           238           259           259
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.



Operations                                       PUTS11       PUTS22       PGIN11        PGIN22        PINC11        PINC22
Investment income (loss) - net                    $--          $--           $--           $--           $--           $--
Net change in unrealized appreciation or
depreciation of investments                        31           27            (6)           (5)           (3)           (2)
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operations                                    31           27            (6)           (5)           (3)           (2)
                                                   ==           ==            ==            ==            ==            ==

Contract transactions
Contract purchase payments                        260          264           260           259           260           259
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 291        $ 291         $ 254         $ 254         $ 257         $ 257
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        255          255           262           262           258           258
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  255          255           262           262           258           258
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


                                                                                                    Combined
                                                                                                    Variable
Operations                                      PIGR11       PIGR22        PVIS11        PVIS22      Account
Investment income (loss) - net                    $--          $--          $ 24          $ 24        $ 114
Net change in unrealized appreciation or
depreciation of investments                        64           56            45            39        1,124
                                                   --           --            --            --        -----
Net increase (decrease) in net assets resulting
from operations                                    64           56            69            63        1,238
                                                   ==           ==            ==            ==        =====

Contract transactions
Contract purchase payments                        260          268           260           266       13,072
                                                  ---          ---           ---           ---       ------
Net assets at beginning of year                    --           --            --            --           --
                                                  ---          ---           ---           ---         ----
Net assets at end of year                       $ 324        $ 324         $ 329         $ 329     $ 14,310

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --
Contract purchase payments                        252          252           253           253
                                                  ---          ---           ---           ---
Units outstanding at end of year                  252          252           253           253
                                                  ===          ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM)

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount               Invests exclusively in shares of                          Investment Manager
PBCA1                    AXPSM Variable Portfolio-- Blue Chip Advantage Fund       IDS Life Insurance Company 1
PBCA2
PBND1                    AXPSM Variable Portfolio-- Bond Fund                      IDS Life Insurance Company 1
PBND2
PCMG1                    AXPSM Variable Portfolio-- Cash Management Fund           IDS Life Insurance Company 1
PCMG2
PDEI1                    AXPSM Variable Portfolio-- Diversified Equity Income      IDS Life Insurance Company 1
PDEI2                    Fund
PEXI1                    AXPSM Variable Portfolio-- Extra Income Fund              IDS Life Insurance Company 1
PEXI2
PMGD1                    AXPSM Variable Portfolio-- Managed Fund                   IDS Life Insurance Company 1
PMGD2
PNDM1                    AXPSM Variable Portfolio-- New Dimensions Fund            IDS Life Insurance Company 1
PNDM2
PSCA1                    AXPSM Variable Portfolio-- Small Cap Advantage Fund       IDS Life Insurance Company 2
PSCA2
PCAP1                    AIM V.I. Capital Appreciation Fund                        A I M Advisors, Inc.
PCAP2
PVAL1                    AIM V.I. Value Fund                                       A I M Advisors, Inc.
PVAL2
PBAL1                    Fidelity VIP Balanced Portfolio - Service Class           Fidelity Management & Research
PBAL2                                                                              Company (FMR) 3
PGRO1                    Fidelity VIP Growth Portfolio - Service Class             FMR 4
PGRO2
PGRI1                    Fidelity VIP Growth & Income Portfolio - Service Class    FMR 5
PGRI2
PMDC1                    Fidelity VIP Mid Cap Portfolio - Service Class            FMR 5
PMDC2
PSMC1                    FTVIPT Franklin Small Cap Fund - Class 2                  Franklin Advisers, Inc.
PSMC2
PVAS1                    FTVIPT Franklin Value Securities Fund - Class 2           Franklin Advisory Services, LLC
PVAS2
PMSS1                    FTVIPT Mutual Shares Securities Fund - Class 2            Franklin Mutual Advisers, LLC
PMSS2
PINT1                    FTVIPT Templeton International Securities Fund - Class 2  Templeton Investment Counsel, Inc.
PINT2
PGIS1                    MFS(R) Growth with Income Series                          Massachusetts Financial Services
PGIS2                                                                              Company (MFS) Investment Management(R)
PNDS1                    MFS(R) New Discovery Series                               MFS Investment Management(R)
PNDS2
PTRS1                    MFS(R) Total Return Series                                MFS Investment Management(R)
PTRS2
PUTS1                    MFS(R) Utilities Series                                   MFS Investment Management(R)
PUTS2
PGIN1                    Putnam VT Growth and Income Fund - Class IB  Shares       Putnam Investment Management, Inc.
PGIN2
PINC1                    Putnam VT Income Fund - Class IB Shares                   Putnam Investment Management, Inc.
PINC2
PIGR1                    Putnam VT International Growth Fund - Class IB Shares     Putnam Investment Management, Inc.
PIGR2
PVIS1                    Putnam VT Vista Fund - Class IB Shares                    Putnam Investment Management, Inc.
PVIS2

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC is the investment advisor. Kenwood Capital Management LLC is the sub-investment advisor.
3 FMR U.K., FMR Far East and Fidelity  Investments  Money Market Management Inc.
  (FIMM) are the sub-investment advisors.
4 FMR U.K. and FMR Far East and FIMM are the sub-investment advisors.
5 FMR U.K. and FMR Far East are the sub-investment advisors.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.00% or 1.10% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount              Investment                                                        Shares          NAV
PBCA1                   AXPSM Variable Portfolio-- Blue Chip Advantage Fund                   25       $11.08
PBCA2                                                                                         25        11.08
PBND1                   AXPSM Variable Portfolio-- Bond Fund                                  25        10.54
PBND2                                                                                         25        10.54
PCMG1                   AXPSM Variable Portfolio-- Cash Management Fund                      261         1.00
PCMG2                                                                                        261         1.00
PDEI1                   AXPSM Variable Portfolio-- Diversified Equity Income Fund             26        10.19
PDEI2                                                                                         26        10.19
PEXI1                   AXPSM Variable Portfolio-- Extra Income Fund                          31         8.58
PEXI2                                                                                         31         8.58
PMGD1                   AXPSM Variable Portfolio-- Managed Fund                               14        19.82
PMGD2                                                                                         14        19.82
PNDM1                   AXPSM Variable Portfolio-- New Dimensions Fund                        13        22.86
PNDM2                                                                                         13        22.86
PSCA1                   AXPSM Variable Portfolio-- Small Cap Advantage Fund                   25        11.13
PSCA2                                                                                         25        11.13
PCAP1                   AIM V.I. Capital Appreciation Fund                                     9        35.58
PCAP2                                                                                          9        35.58
PVAL1                   AIM V.I. Value Fund                                                    9        33.50
PVAL2                                                                                          9        33.50
PBAL1                   Fidelity VIP Balanced Portfolio - Service Class                       12        15.94
PBAL2                                                                                         12        15.94
PGRO1                   Fidelity VIP Growth Portfolio - Service Class                          4        54.80
PGRO2                                                                                          4        54.80
PGRI1                   Fidelity VIP Growth & Income Portfolio - Service Class                12        17.24
PGRI2                                                                                         12        17.24
PMDC1                   Fidelity VIP Mid Cap Portfolio - Service Class                        15        15.24
PMDC2                                                                                         15        15.24
PSMC1                   FTVIPT Franklin Small Cap Fund - Class 2                              13        26.79
PSMC2                                                                                         13        26.79
PVAS1                   FTVIPT Franklin Value Securities Fund - Class 2                       34         7.88
PVAS2                                                                                         34         7.88
PMSS1                   FTVIPT Mutual Shares Securities Fund - Class 2                        20        13.25
PMSS2                                                                                         20        13.25
PINT1                   FTVIPT Templeton International Securities Fund - Class 2              13        22.13
PINT2                                                                                         13        22.13
PGIS1                   MFS(R)Growth with Income Series                                       13        21.31
PGIS2                                                                                         13        21.31
PNDS1                   MFS(R)New Discovery Series                                            20        17.27
PNDS2                                                                                         20        17.27
PTRS1                   MFS(R)Total Return Series                                             15        17.75
PTRS2                                                                                         15        17.75
PUTS1                   MFS(R)Utilities Series                                                12        24.16
PUTS2                                                                                         12        24.16
PGIN1                   Putnam VT Growth and Income Fund - Class IB  Shares                    9        26.75
PGIN2                                                                                          9        26.75
PINC1                   Putnam VT Income Fund - Class IB Shares                               21        12.51
PINC2                                                                                         21        12.51
PIGR1                   Putnam VT International Growth Fund - Class IB Shares                 15        21.62
PIGR2                                                                                         15        21.62
PVIS1                   Putnam VT Vista Fund - Class IB Shares                                16        20.65
PVIS2                                                                                         16        20.65

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                              Year ended Dec. 31,
Subaccount               Investment                                                     1999
PBCA11                   AXPSM Variable Portfolio-- Blue Chip Advantage Fund                $260
PBCA22                                                                                       263
PBND11                   AXPSM Variable Portfolio-- Bond Fund                                261
PBND22                                                                                       261
PCMG11                   AXPSM Variable Portfolio-- Cash Management Fund                     261
PCMG22                                                                                       261
PDEI11                   AXPSM Variable Portfolio-- Diversified Equity Income Fund           261
PDEI22                                                                                       262
PEXI11                   AXPSM Variable Portfolio-- Extra Income Fund                        261
PEXI22                                                                                       261
PMGD11                   AXPSM Variable Portfolio-- Managed Fund                             273
PMGD22                                                                                       275
PNDM11                   AXPSM Variable Portfolio-- New Dimensions Fund                      262
PNDM22                                                                                       266
PSCA11                   AXPSM Variable Portfolio-- Small Cap Advantage Fund                 261
PSCA22                                                                                       260
PCAP13                   AIM V.I. Capital Appreciation Fund                                  266
PCAP24                                                                                       271
PVAL13                   AIM V.I. Value Fund                                                 264
PVAL24                                                                                       270
PBAL13                   Fidelity VIP Balanced Portfolio - Service Class                     196
PBAL24                                                                                       196
PGRO13                   Fidelity VIP Growth Portfolio - Service Class                       195
PGRO24                                                                                       198
PGRI13                   Fidelity VIP Growth & Income Portfolio - Service Class              196
PGRI24                                                                                       196
PMDC13                   Fidelity VIP Mid Cap Portfolio - Service Class                      196
PMCD24                                                                                       199
PSMC13                   FTVIPT Franklin Small Cap Fund - Class 2                            260
PSMC24                                                                                       266
PVAS13                   FTVIPT Franklin Value Securities Fund - Class 2                     260
PVAS24                                                                                       258
PMSS13                   FTVIPT Mutual Shares Securities Fund - Class 2                      260
PMSS24                                                                                       259
PINT13                   FTVIPT Templeton International Securities Fund - Class 2            260
PINT24                                                                                       263
PGIS13                   MFS(R)Growth and Income Series                                      260
PGIS24                                                                                       261
PNDS13                   MFS(R)New Discovery Series                                          265
PNDS24                                                                                       274
PTRS13                   MFS(R)Total Return Series                                           260
PTRS24                                                                                       260
PUTS13                   MFS(R) Utilities Series                                             260
PUTS24                                                                                       264
PGIN13                   Putnam VT Growth and Income Fund - Class IB  Shares                 260
PGIN24                                                                                       259
PINC13                   Putnam VT Income Fund - Class IB Shares                             260
PINC24                                                                                       259
PIGR13                   Putnam VT International Growth Fund - Class IB Shares               260
PIGR24                                                                                       269
PVIS13                   Putnam VT Vista Fund - Class IB Shares                              284
PVIS24                                                                                       290
                         Combined Variable Account                                       $13,183

1 Operations commenced on Nov. 10, 1999.
2 Operations commenced on  Nov. 12, 1999.
3 Operations commenced on Nov. 9, 1999.
4 Operations commenced on  Nov. 11, 1999.

9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the Account. All of the major systems used by the American Enterprise Life and the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION


REPORT OF INDEPENDENT AUDITORS

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP
Ernst & Young LLP
February 3, 2000
Minneapolis, Minnesota

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                  December 31,
                       ($ thousands, except share amounts)

ASSETS                                                              1999              1998
------                                                           -----------      -----------

Investments:
  Fixed maturities:
    Held to maturity, at amortized cost (fair value:
       1999, $984,103; 1998, $1,126,732)                          $1,006,349       $1,081,193
    Available for sale, at fair value (amortized cost:
       1999, $2,411,799; 1998, $2,526,712)                         2,304,487        2,594,858
                                                                 -----------      -----------
                                                                   3,310,836        3,676,051

  Mortgage loans on real estate                                      785,253          815,806
  Other investments                                                   11,470           12,103
                                                                 -----------      -----------
          Total investments                                        4,107,559        4,503,960

Accounts receivable                                                      316              214
Accrued investment income                                             56,676           61,740
Deferred policy acquisition costs                                    180,288          196,479
Deferred income taxes                                                 37,501               --
Other assets                                                               9               43
Separate account assets                                              220,994          123,185
                                                                 -----------      -----------

          Total assets                                            $4,603,343       $4,885,621
                                                                  ==========       ==========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                      $3,921,513       $4,166,852
  Policy claims and other policyholders' funds                        12,097            7,389
  Deferred income taxes                                                   --           23,199
  Amounts due to brokers                                              25,215           54,347
  Other liabilities                                                   17,436           24,500
  Separate account liabilities                                       220,994          123,185
                                                                 -----------      -----------
          Total liabilities                                        4,197,255        4,399,472

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                               2,000            2,000
  Additional paid-in capital                                         282,872          282,872
  Accumulated other comprehensive (loss) income:
     Net unrealized securities (losses) gains                        (69,753)          44,295
  Retained earnings                                                  190,969          156,982
                                                                 -----------      -----------
          Total stockholder's equity                                 406,088          486,149
                                                                 -----------      -----------

Total liabilities and stockholder's equity                        $4,603,343       $4,885,621
                                                                  ==========       ==========

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                            Years ended December 31,
                                  ($ thousands)

                                                            1999              1998             1997
                                                          ---------         ---------        ---------

Revenues:
  Net investment income                                    $322,746          $340,219         $332,268
  Contractholder charges                                      6,069             6,387            5,688
  Mortality and expense risk fees                             2,269             1,275              641
  Net realized gain (loss) on investments                     6,565            (4,788)            (509)
                                                          ---------         ---------        ---------

          Total revenues                                    337,649           343,093          338,088
                                                          ---------         ---------        ---------

Benefits and expenses:
  Interest credited on investment contracts                 208,583           228,533          231,437
  Amortization of deferred policy acquisition costs          43,257            53,663           36,803
  Other operating expenses                                   35,147            24,476           24,890
                                                          ---------         ---------        ---------

          Total benefits and expenses                       286,987           306,672          293,130
                                                          ---------         ---------        ---------

Income before income taxes                                   50,662            36,421           44,958

Income taxes                                                 16,675            14,395           16,645
                                                          ---------         ---------        ---------

Net income                                                $  33,987         $  22,026        $  28,313
                                                          =========         =========        =========

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY
                       Three years ended December 31, 1999
                                  ($ thousands)

                                                                                                   Accumulated
                                                                                                     Other
                                                         Total                      Additional    Comprehensive
                                                     Stockholder's     Capital       Paid-In      (Loss) Income,     Retained
                                                         Equity         Stock         Capital        Net of Tax       Earnings
                                                     -------------    --------    ------------    ------------    -------------
Balance, December 31, 1996                               $363,858       $2,000       $242,872        $ 12,343        $106,643
Comprehensive income:
     Net income                                            28,313           --             --              --          28,313
      Unrealized holding gains arising
           during the year, net of  taxes of
        ($19,891)                                          36,940           --             --          36,940              --
      Reclassification adjustment for losses
           included in net income, net of tax
           of ($126)                                          233           --             --             233              --
                                                     -------------                                ------------
     Other comprehensive income                            37,173           --             --          37,173              --
                                                     -------------
     Comprehensive income                                  65,486
Capital contribution from IDS Life                         40,000           --         40,000              --              --
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1997                                469,344        2,000        282,872          49,516         134,956
Comprehensive income:
     Net income                                            22,026           --             --              --          22,026
     Unrealized holding losses arising
          during the year, net of taxes of $3,400          (6,314)          --             --          (6,314)             --
       Reclassification adjustment for losses
           included in net income, net of tax
           of ($588)                                        1,093           --             --           1,093              --
                                                     -------------                                ------------
     Other comprehensive loss                              (5,221)          --             --          (5,221)             --
                                                     -------------
     Comprehensive income                                  16,805
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1998                                486,149        2,000        282,872          44,295         156,982
Comprehensive loss:
     Net income                                            33,987           --             --              --          33,987
     Unrealized holding losses arising
         during the year, net of taxes of $(59,231)      (110,001)          --             --        (110,001)             --
     Reclassification adjustment for gains
          included in net income, net of tax               (4,047)                                     (4,047)             --
          of $(2,179)                                -------------                                ------------
     Other comprehensive loss                            (114,048)          --             --        (114,048)             --
                                                     -------------
     Comprehensive loss                                   (80,061)
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1999                               $406,088       $2,000       $282,872        $(69,753)       $190,969
                                                     =============    ========    ============    ============    =============


                                         See accompanying notes.

                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                         STATEMENTS OF CASH FLOWS
                                         Years ended December 31,
                                              ($ thousands)
                                                                      1999          1998          1997
                                                                   -----------   -----------   -----------
Cash flows from operating activities:
  Net income                                                       $   33,987    $   22,026    $   28,313
  Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
      Change in accrued investment income                               5,064        (2,152)       (8,017)
      Change in accounts receivable                                      (102)          349         9,304
      Change in deferred policy acquisition costs, net                 16,191        28,022       (21,276)
      Change in other assets                                               34            74         4,840
      Change in policy claims and other policyholders' funds            4,708        (3,939)      (16,099)
      Deferred income tax (benefit) provision                             711        (9,591)       (2,485)
      Change in other liabilities                                      (7,064)        7,595         1,255
      Amortization of premium (accretion of discount), net              2,315           122        (2,316)
      Net realized (gain) loss on investments                          (6,565)        4,788           509
      Other, net                                                      (1,562)         2,544           959
                                                                   -----------   -----------   -----------

         Net cash provided by (used in) operating activities           47,717        49,838        (5,013)

Cash flows from investing activities:
    Fixed maturities held to maturity:
        Purchases                                                          --            --        (1,996)
        Maturities                                                     65,705        73,601        41,221
        Sales                                                           8,466        31,117        30,601
    Fixed maturities available for sale:
        Purchases                                                    (593,888)     (298,885)     (688,050)
        Maturities                                                    248,317       335,357       231,419
        Sales                                                         469,126        48,492        73,366
    Other investments:
        Purchases                                                     (28,520)     (161,252)     (199,593)
        Sales                                                          57,548        78,681        29,139
    Change in amounts due to brokers                                  (29,132)       19,412       (53,796)
                                                                   -----------   -----------   ------------

          Net cash provided by (used in) investing activities         197,622       126,523      (537,689)

Cash flows from financing activities:
 Activity related to investment contracts:
    Considerations received                                           299,899       302,158       783,339
    Surrenders and other benefits                                    (753,821)     (707,052)     (552,903)
    Interest credited to account balances                             208,583       228,533       231,437
    Capital contribution from parent                                       --            --        40,000
                                                                   -----------   -----------   -----------

          Net cash (used in) provided by financing activities        (245,339)     (176,361)      501,873
                                                                   -----------   -----------   -----------

Net decrease in cash and cash equivalents                                  --            --       (40,829)

Cash and cash equivalents at beginning of year                             --            --        40,829
                                                                   -----------   -----------   -----------

Cash and cash equivalents at end of year                           $       --    $       --    $      --
                                                                   ===========   ===========   ==========
                                         See accompanying notes.


1.   Summary of significant accounting policies

     Nature of business

     American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis.
     Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                        1999            1998           1997
                                        ----            -----          ----
    Cash paid during the year for:
      Income taxes                      $22,007        $19,035       $19,456
      Interest on borrowings              2,187          5,437         1,832

     Contractholder charges

     Contractholder   charges  include  surrender  charges  and  fees  collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

     Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million. Net unlocking adjustments in 1999 and 1997 were not significant.

     Liabilities for future policy benefits

     Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1999 and 1998 are $2,147 and $3,504, respectively, payable to IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

      Accounting changes

     American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

     Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

     In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                                   Gross           Gross
                                                Amortized        Unrealized       Unrealized        Fair
    Held to maturity                             Cost              Gains           Losses           Value
    ----------------                            ----------       --------         --------        ----------
    U.S. Government agency obligations          $    7,514       $     23         $    431        $    7,106
    State and municipal obligations                  3,002             44               --             3,046
    Corporate bonds and obligations                816,826          5,966           23,311           799,482
    Mortgage-backed securities                     179,007            296            4,834           174,469
                                                ----------       --------         --------        ----------
                                                $1,006,349       $  6,329         $ 28,576        $  984,103
                                                ==========       ========         ========        ==========

    Available for sale
    U.S. Government agency obligations          $    2,047   $         --         $     47        $    1,999
    State and municipal obligations                  2,250             --              190             2,060
    Corporate bonds and obligations              1,419,150          7,445           90,703         1,335,892
    Mortgage-backed securities                     988,352          1,929           25,746           964,536
                                                ------------     --------         --------        ----------
                                                $2,411,799       $  9,374         $116,686        $2,304,487
                                                ==========       ========         ========        ==========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                                                   Gross           Gross
                                                 Amortized       Unrealized       Unrealized         Fair
    Held to maturity                               Cost            Gains           Losses            Value
    ----------------                            ----------       --------         --------        ----------
    U.S. Government agency obligations          $    8,652       $    423         $     --        $    9,075
    State and municipal obligations                  3,003            149               --             3,152
    Corporate bonds and obligations                877,140         48,822            6,670           919,292
    Mortgage-backed securities                     192,398          2,844               29           195,213
                                                ----------       --------         --------        ----------
                                                $1,081,193       $ 52,238         $  6,699        $1,126,732
                                                ==========       ========         ========        ==========

    Available for sale
    U.S. Government agency obligations          $    2,062       $    116         $     --        $    2,178
    Corporate bonds and obligations              1,472,814         69,990           34,103         1,508,701
    Mortgage-backed securities                   1,051,836         32,232               89         1,083,979
                                                ----------       --------         --------        ----------
                                                $2,526,712       $102,338          $34,192        $2,594,858
                                                ==========       ========          =======        ==========

     The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized            Fair
    Held to maturity                              Cost             Value

    Due in one year or less                    $    26,214        $   26,334
    Due from one to five years                     412,533           408,638
    Due from five to ten years                     331,187           320,146
    Due in more than ten years                      57,408            54,516
    Mortgage-backed securities                     179,007           174,469
                                             -------------     -------------
                                               $ 1,006,349        $  984,103
                                               ===========      ============

                                               Amortized            Fair
    Available for sale                            Cost             Value

    Due in one year or less                    $    46,937        $   47,236
    Due from one to five years                      75,233            73,525
    Due from five to ten years                   1,037,001           980,633
    Due in more than ten years                     264,276           238,557
    Mortgage-backed securities                     988,352           964,536
                                              ------------      ------------
                                                $2,411,799        $2,304,487

     During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $8,466, $31,117 and $29,561, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

     In addition, fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $73,366 and gross realized gains and losses of $1,081 and $1,440, respectively.

     At December 31, 1999, bonds carried at $3,277 were on deposit with various states as required by law.

     At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $486 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                                    1999             1998
    ----------------------                       -----------       -----------
    Aaa/AAA                                       $1,168,144        $1,242,301
    Aa/AA                                             42,859            45,526
    Aa/A                                              52,416            60,019
    A/A                                              422,668           422,725
    A/BBB                                            189,072           228,656
    Baa/BBB                                          995,152         1,030,874
    Baa/BB                                            64,137            79,687
    Below investment grade                           483,700           498,117
                                                ------------      ------------
                                                  $3,418,148        $3,607,905

     At December 31, 1999, approximately 94 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1999, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                               December 31, 1999                        December 31, 1998
                                         -------------------------------       --------------------------------
                                          On Balance         Commitments         On Balance         Commitments
    Region                                   Sheet           to Purchase           Sheet            to Purchase
    ----------------------------------   -----------         -----------        ----------          -----------
    South Atlantic                          $194,325         $        --          $198,552             $    651
    Middle Atlantic                          118,699                  --           129,284                  520
    East North Central                       126,243                  --           134,165                2,211
    Mountain                                 103,751                  --           113,581                   --
    West North Central                       125,891                 513           119,380                9,626
    New England                               43,345                 802            46,103                   --
    Pacific                                   41,396                  --            43,706                   --
    West South Central                        31,153                  --            32,086                   --
    East South Central                         7,100                  --             7,449                   --
                                         -----------        ------------       -----------         ------------
                                             791,903               1,315           824,306               13,008
    Less allowance for losses                  6,650                  --             8,500                   --
                                         -----------        ------------       -----------         ------------
                                            $785,253            $  1,315          $815,806              $13,008
                                            ========            ========          ========              =======


2.   Investments (continued)
                                               December 31, 1999                       December 31, 1998
                                          ------------------------------         ------------------------------
                                          On Balance         Commitments         On Balance         Commitments
              Property type                  Sheet            to Purchase          Sheet            to Purchase
                                          ----------      --------------        ----------         ------------
    Department/retail stores                $232,449        $     1,315           $253,380            $     781
    Apartments                               181,346                 --            186,030                2,211
    Office buildings                         202,132                 --            206,285                9,496
    Industrial buildings                      83,186                 --             82,857                  520
    Hotels/Motels                             43,839                 --             45,552                   --
    Medical buildings                         32,284                 --             33,103                   --
    Nursing/retirement homes                   6,608                 --              6,731                   --
    Mixed Use                                 10,059                 --             10,368                   --
                                          ----------      --------------        ----------         ------------
                                             791,903              1,315            824,306               13,008
    Less allowance for losses                  6,650                 --              8,500                   --
                                         -----------      --------------       -----------         ------------
                                            $785,253         $    1,315           $815,806              $13,008
                                            ========         ==========           ========              =======

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1999, the Company's recorded investment in impaired loans was $5,200 with an allowance of $1,250. At December 31, 1998, the Company's recorded investment in impaired loans was $1,932 with an allowance of $500. During 1999 and 1998, the average recorded investment in impaired loans was $5,399 and $2,736, respectively.

     The Company recognized $136, $251 and $nil of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997, respectively.

     The following table presents changes in the allowance for investment losses related to all loans:

                                                     1999        1998         1997
                                                     ----        ----         ----
    Balance, January 1                               $8,500      $3,718       $2,370
    Provision (reduction) for investment losses      (1,850)      4,782        1,805
    Loan payoffs                                         --          --         (457)
                                                     ------   ---------      -------
    Balance, December 31                             $6,650      $8,500       $3,718
                                                     ======      ======       ======

     Net investment income for the years ended December 31 is summarized as follows:

                                                     1999         1998        1997
                                                     -----        -----       ----
    Interest on fixed maturities                   $265,199    $285,260     $278,736
    Interest on mortgage loans                       63,721      65,351       55,085
    Interest on cash equivalents                        534         137          704
    Other                                            (1,755)     (2,493)       1,544
                                                   ---------- ----------   ----------
                                                    327,699     348,255      336,069
    Less investment expenses                          4,953       8,036        3,801
                                                   ---------  ----------   ----------
                                                   $322,746    $340,219     $332,268
                                                   ========    ========     ========

     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                                      1999        1998         1997
                                                      ----        ----         ----
    Fixed maturities                               $  6,534     $   863      $ 1,638
    Mortgage loans                                   (1,650)     (4,816)      (1,348)
    Other investments                                (1,819)       (835)        (799)
                                                   ---------   --------      -------
                                                   $  3,065     $(4,788)     $  (509)
                                                   =========    =======      =======

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                      1999       1998         1997
                                                     -----        -----       ----
    Fixed maturities available for sale           $(175,458)    $(8,032)     $57,188

3.    Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                                     1999         1998        1997
                                                     ----         ----        ----
    Federal income taxes:
      Current                                      $ 15,531    $ 23,227      $17,668
      Deferred                                          711      (9,591)      (2,485)
                                                   --------    --------      -------
                                                     16,242      13,636       15,183

    State income taxes-current                          433         759        1,462
                                                   --------    --------      -------
    Income tax expense                             $ 16,675    $ 14,395      $16,645
                                                   ========    ========      =======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate, for the years ended December 31, are attributable to:

                                                       1999                      1998                     1997
                                               ------------------       ------------------       ---------------------
                                               Provision    Rate        Provision    Rate        Provision       Rate
                                               ---------    -----       ---------    -----       ---------       -----
     Federal income taxes based
       on the statutory rate                    $17,731     35.0%         $13,972    35.0%        $15,735        35.0%
     Increases (decreases) are
      attributable to:
         Tax-excluded interest                      (14)      --              (35)   (0.1)            (41)       (0.1)
         State tax, net of federal benefit          281      0.5              493     1.2             956         2.1
         Reduction of mortgage loss
           reserve                               (1,225)    (2.4)              --       --             --          --
      Other, net                                    (98)    (0.2)             (35)       --            (5)         --
                                                 ------    -----         --------    ------          ----      ------
      Total income taxes                        $16,675     32.9 %        $14,395    36.1%        $16,645        37.0%
                                                =======     =====         =======    ====         =======        ====

     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                             1999          1998
                                                          -------       -------
    Policy reserves                                        $46,243      $51,298
    Unrealized losses on investments                        39,678           --
    Other                                                    1,070        2,214
                                                          --------     --------
         Total deferred income tax assets                   86,991       53,512
                                                          --------     --------

    Deferred income tax liabilities:
    Deferred policy acquisition costs                       49,490       52,908
    Unrealized gains on investments                             --       23,803
                                                          --------     --------
         Total deferred income tax liabilities              49,490       76,711
                                                          --------     --------
         Net deferred income tax assets (liabilities)      $37,501     ($23,199)
                                                           =======     ========

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $58,223 and $45,716 as of December 31, 1999 and 1998, respectively. In addition, dividends in excess of $15,241 would require approval by the Insurance Department of the state of Indiana.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                           1999           1998             1997
                                        ---------      ---------        -------
    Statutory net income                  $ 15,241       $ 37,902      $ 23,589
    Statutory stockholder's equity         343,094        330,588       302,264

5.   Related party transactions

     The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $8,258 and $6,651 at December 31, 1999 and 1998, respectively. The interest rate swap is an off balance sheet transaction.

     The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $38,931, $28,482 and $24,535 for the years ended December 31, 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

7.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

     The Company's holdings of derivative financial instruments are as follows:

                                            Notional         Carrying            Fair         Total Credit
    December 31, 1999                        Amount            Amount            Value          Exposure
    -----------------                       --------         --------           ------        ------------
      Assets:
    Interest rate caps                     $  900,000         $  3,212         $  4,437          $  4,437
        Interest rate floors                2,000,000            8,258            2,251             2,251
     Off balance sheet assets:
        Interest rate swaps                 2,000,000               --           18,274            18,274
                                                             ---------         --------          --------
                                                               $11,470          $24,962           $24,962
                                                               =======          =======           =======


7.   Derivative financial instruments (continued)

                                            Notional         Carrying            Fair         Total Credit
    December 31, 1998                        Amount            Amount            Value           Exposure
    -----------------                       --------         --------           ------        ------------
      Assets:
        Interest rate caps                 $  900,000         $  5,452         $  1,518          $  1,518
        Interest rate floors                1,000,000            6,651           17,798            17,798
      Off balance sheet liabilities:
        Interest rate swaps                 1,000,000               --          (33,500)               --
                                                             ---------        ----------         --------
                                                               $12,103        ($ 14,184)          $19,316
                                                               =======        ===========         =======

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2000 to 2006.

     Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

8.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                December 31,
                                                                    1999                          1998
                                                         --------------------------      --------------------------
                                                         Carrying          Fair          Carrying         Fair
    Financial Assets                                      Amount          Value           Amount          Value
    ----------------                                     ----------       ---------      ----------      ----------
    Investments:
    Fixed maturities (Note 2):
       Held to maturity                                  $1,006,349        $984,103      $1,081,193      $1,126,732
       Available for sale                                 2,304,487       2,304,487       2,594,858       2,594,858
    Mortgage loans on real estate (Note 2)                  785,253         770,095         815,806         874,064
    Derivative financial instruments (Note 7)                11,470          24,962          12,103          19,316
    Separate account assets (Note 1)                        220,994         220,994         123,185         123,185

    Financial Liabilities
    Future policy benefits for fixed annuities           $3,905,849      $3,778,945      $4,152,059      $4,000,789
    Separate account liabilities                            220,994         209,942         123,185         115,879
    Derivative financial instruments (Note 7)                    --              --              --          33,500

     At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $15,633 and $14,793, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998.

     The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

9.   Commitments and contingencies

     In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results from operations.

10. YEAR 2000 ISSUE (unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

     AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

     In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.